Payments, by Project - 12 months ended Jul. 31, 2025 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 1,352,666	$ 3,442,143	$ 4,794,809
Allemand Ross [Member]
Total		132,692	132,692
Antelope [Member]
Total		178,265	178,265
Barge [Member]
Total		98,180	98,180
Black Hills [Member]
Total		9,822	9,822
Brown Ranch [Member]
Total		40,517	40,517
Bull Springs [Member]
Total		60,856	60,856
Central Shirley Basin [Member]
Total		25,853	25,853
Charlie Project [Member]
Total		4,018	4,018
Christensen Ranch [Member]
Total	480,265	343,169	823,434
Clarkson Hills [Member]
Total		5,584	5,584
Crooks Creek [Member]
Total		78,016	78,016
Crook's Mountain [Member]
Total		20,384	20,384
Crossroads [Member]
Total		65,030	65,030
Cyclone Rim [Member]
Total		59,715	59,715
East Shirley Basin [Member]
Total		43,813	43,813
Gas Hills [Member]
Total		52,228	52,228
Horse Creek [Member]
Total		7,539	7,539
IrigarayPlant [Member]
Total	$ 872,401	249,198	1,121,599
JAB [Member]
Total		36,024	36,024
Ludeman [Member]
Total		214,380	214,380
Moore Ranch [Member]
Total		101,077	101,077
Mule Creek [Member]
Total		3,628	3,628
Niles Ranch [Member]
Total		22,058	22,058
Nine Mile [Member]
Total		24,205	24,205
Pine Ridge [Member]
Total		43,921	43,921
Pine Tree [Member]
Total		26,378	26,378
Pumpkin Creek [Member]
Total		13,952	13,952
Red Rim [Member]
Total		9,487	9,487
Reno Creek [Member]
Total		220,362	220,362
Reno South [Member]
Total		36,122	36,122
Ross Flats [Member]
Total		42,707	42,707
Sand Creek [Member]
Total		23,174	23,174
South Pine Ridge [Member]
Total		30,987	30,987
South Sweetwater [Member]
Total		7,590	7,590
Stewart Creek [Member]
Total		28,071	28,071
Taylor Ranch [Member]
Total		37,537	37,537
Twin Buttes [Member]
Total		95,250	95,250
West Beaver Rim [Member]
Total		20,258	20,258
West Crook's Creek [Member]
Total		15,026	15,026
West Jab [Member]
Total		28,685	28,685
West Sweetwater [Member]
Total		15,068	15,068
Sweetwater [Member]
Total		313,062	313,062
Anderson [Member]
Total		131,428	131,428
Workman Creek [Member]
Total		55,250	55,250
C de Baca [Member]
Total		8,371	8,371
Dalton Pass [Member]
Total		14,231	14,231
Burke Hollow [Member]
Total		85,448	85,448
Goliad [Member]
Total		85,009	85,009
Hobson [Member]
Total		89,259	89,259
Palangana [Member]
Total		$ 89,259	$ 89,259